Note 25 - Share Capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 224,200	[1],[2],[3]	$ 157,689	[1],[2],[4],[5]	$ 152,463	[1],[4],[5]	$ 131,112	[1],[3],[4],[5]	$ 99,999	[1],[3]	$ 78,808	[3]
Issued amount - share-based payment - employees (note 12.1.1)	762		640		484				216		963
Issued amount - Bilboes Gold Limited acquisition (note 5)			65,677
Increase (decrease) through exercise of options, equity	37						165		30
Balance	$ 234,464		$ 224,200	[1],[2],[3]	157,689	[1],[2],[4],[5]	152,463	[1],[4],[5]	131,112	[1],[3],[4],[5]	99,999	[1],[3]
Issued capital [member]
Statement Line Items [Line Items]
Number of fully paid shares issued (in shares)	19,188,073		12,833,126
Balance	$ 165,068	[2]	$ 83,471	[2],[4],[5]	82,667	[4],[5]	74,696	[3],[4],[5]	56,065	[3]	55,102	[3]
Issued amount - share-based payment - employees (note 12.1.1)	$ 0		$ 0		$ 0				216		963
Shares issued- equity raise (in shares)			1,207,514
Issued amount - equity raise			$ 15,569
Issued amount - Bilboes Gold Limited acquisition (note 5)			$ 65,677
Shares issued - options exercised (note 12.2.3) (in shares)	5,000
Increase (decrease) through exercise of options, equity	$ 37						165		30
Number of fully paid shares issued (in shares)	19,214,554		19,188,073		12,833,126
Balance	$ 165,408		$ 165,068	[2]	$ 83,471	[2],[4],[5]	$ 82,667	[4],[5]	$ 74,696	[3],[4],[5]	$ 56,065	[3]
Issued capital [member] | Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Shares issued - Bilboes Gold Limited acquisition (in shares)			5,123,044
Issued amount - Bilboes Gold Limited acquisition (note 5)			$ 65,677
Issued capital [member] | Payments to employees [member]
Statement Line Items [Line Items]
Shares issued - share-based payment - employees (note 12.1.1) (in shares)	6,787		24,389
Issued amount - share-based payment - employees (note 12.1.1)	$ 83		$ 351
Issued capital [member] | Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Issued amount - share-based payment - employees (note 12.1.1)	$ 220
Shares issued - share-based payment - employees (note 12.2.2) (in shares)	14,694

[1]	Refer to note 41.
[2]	Restated, refer to note 41.
[3]	Unaudited and restated. Refer to note 2.2 and note 41.
[4]	Restated. Refer to note 41.
[5]	Unaudited. Refer to note 2.2.